RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Contractual Agreements
Minimum percentage of after tax profits to be allocated to general reserve fund	10.00%
Maximum threshold, expressed as a percentage of an entity's general reserve fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%
Appropriations made to statutory reserves	¥ 0	¥ 0	¥ 0
Restricted paid-in capital of the Company's PRC subsidiary and consolidated VIEs				$ 463,105	¥ 3,013,103
Consolidated VIEs
Contractual Agreements
Minimum percentage of after tax profits to be allocated to general reserve fund	10.00%
Maximum threshold, expressed as a percentage of an entity's general reserve fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%